Financial liabilities - Not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 921	€ 1,074
Other financial liabilities	29,483		€ 30,109
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	258,784		261,977
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,254,098		1,200,636
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	999,700		942,417
Carrying amount | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	254,398		258,219
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,261,960		1,209,181
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	999,832		942,397
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 262,128		€ 266,784